Right-of-Use Assets	6 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
Right-of-Use Assets

7. RIGHT-OF-USE ASSETS

During the six months ended March 31, 2024 and 2023, the Company added right-of-use assets with costs of €62.5 million and €17.0 million, respectively. The additions in the six months ended March 31, 2024 mainly related to leases for warehouses in the United States and new retail stores.